UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-03630)

Exact name of registrant as specified in charter:	Putnam California Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2012

Date of reporting period:	June 30, 2012

Item 1. Schedule of Investments:

Putnam California Tax Exempt Income Fund

The fund's portfolio
6/30/12 (Unaudited)

Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGM — Assured Guaranty Municipal Corporation
AGO — Assured Guaranty, Ltd.
AMBAC — AMBAC Indemnity Corporation
Cmnwlth. of PR Gtd. — Commonwealth of Puerto Rico Guaranteed
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
FNMA Coll. — Federal National Mortgage Association Collateralized
FRN — Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
Radian Insd. — Radian Group Insured
SGI — Syncora Guarantee, Inc.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities, that carry coupons that reset every one or seven days. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (99.2%)(a)
	Rating(RAT)	Principal amount	Value

California (93.1%)

ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds
(Sharp Hlth. Care), 6 1/4s, 8/1/39	A+	$20,750,000	$24,240,358
(Episcopal Sr. Cmnty.), 6 1/8s, 7/1/41	BBB+	2,045,000	2,208,396
(St. Rose Hosp.), Ser. A, 6s, 5/15/29	A-	5,625,000	6,261,806

Alameda, Corridor Trans. Auth. Rev. Bonds, Ser. A, AMBAC, zero %, 10/1/19	BBB+	29,270,000	21,359,783

Anaheim, Pub. Fin. Auth. Rev. Bonds
(Elec. Syst. Distr. Fac.), Ser. A, 5 3/8s, 10/1/36	AA-	3,000,000	3,386,460
(Distr. Syst.), NATL, 5s, 10/1/29	A+	1,945,000	2,013,989

Arcadia, Unified School Dist. G.O. Bonds (Election of 2006), Ser. A, AGM, zero %, 8/1/18	Aa2	1,500,000	1,197,990

Bay Area Toll Auth. of CA Rev Bonds, Ser. F, 5s, 4/1/31(T)	AA	13,600,000	15,007,834

Burbank, Pub. Fin. Auth. Tax Alloc. Bonds (West Olive Redev.), AMBAC, 5s, 12/1/26	BBB+	3,390,000	3,331,794

CA Rev. Bonds
(Catholic Hlth. Care West), Ser. A, 6s, 7/1/39	A2	10,250,000	11,847,052
(Adventist Hlth. Syst.-West), Ser. A, 5 3/4s, 9/1/39	A	10,500,000	11,626,124

CA Edl. Fac. Auth. Rev. Bonds
(Claremont Graduate U.), Ser. A, 6s, 3/1/38	A3	1,045,000	1,148,121
(CA Lutheran U.), 5 3/4s, 10/1/38	Baa1	5,000,000	5,353,150
(Pacific U.), 5 1/2s, 11/1/39	A2	1,150,000	1,270,003
(Pacific U.), 5 1/2s, 11/1/39 (Prerefunded 11/1/19)	A2	100,000	129,485
(U. of the Pacific), 5 1/4s, 11/1/29	A2	1,265,000	1,400,810
(Loyola-Marymount U.), Ser. A, 5 1/8s, 10/1/40	A2	2,955,000	3,156,236
(U. Redlands), Ser. A, 5 1/8s, 8/1/38	A3	6,430,000	6,579,498
(Claremont Graduate U.), Ser. A, 5 1/8s, 3/1/28	A3	1,270,000	1,360,195
(U. Southern CA), Ser. A, 5s, 10/1/39	Aa1	6,670,000	7,407,569
(U. of The Pacific), 5s, 11/1/36	A2	10,735,000	11,112,550
(U. of La Verne), Ser. A, 5s, 6/1/35	Baa2	1,000,000	1,011,800
(U. of La Verne), Ser. A, 5s, 6/1/31	Baa2	1,970,000	1,997,541
(Chapman U.), 5s, 4/1/31	A2	2,425,000	2,618,927
(Claremont Graduate U.), Ser. A, 5s, 3/1/31	A3	2,465,000	2,572,893
(U. of the Pacific), 5s, 11/1/30	A2	2,500,000	2,604,575
(CA College of Arts), 5s, 6/1/30	Baa3	1,825,000	1,851,992
(Lutheran U.), Ser. C, 5s, 10/1/29	Baa1	1,500,000	1,553,535
(U. of The Pacific), 5s, 11/1/25	A2	4,000,000	4,282,400
(Lutheran U.), Ser. C, 5s, 10/1/24	Baa1	1,250,000	1,288,613
(Lutheran U.), Ser. C, 4 1/2s, 10/1/19	Baa1	2,830,000	2,912,466

CA Hlth. Fac. Fin. Auth. Rev. Bonds
(Providence Hlth. & Svcs.), Ser. C, 6 1/2s, 10/1/38	Aa2	5,400,000	6,525,846
(Providence Hlth. & Svcs.), Ser. C, 6 1/2s, 10/1/38 (Prerefunded 10/1/18)	Aa2	100,000	132,827
(Providence Hlth. & Svcs.), Class C, 6 1/4s, 10/1/28	Aa2	3,350,000	4,043,417
(Catholic Hlth. Care West), Ser. J, 5 5/8s, 7/1/32	A2	2,750,000	2,986,088
(Sutter Hlth.), Ser. A, 5 1/4s, 11/15/46	Aa3	10,000,000	10,487,000
(Stanford Hosp.), Ser. A-2, 5 1/4s, 11/15/40	Aa3	1,000,000	1,122,490
(Scripps Hlth.), Ser. A, 5s, 11/15/40	Aa3	1,500,000	1,607,625
(Cedars Sinai Med. Ctr.), 5s, 8/15/39	A2	14,170,000	15,038,903
(Cedars-Sinai Med. Ctr.), 5s, 11/15/34	AAA	6,250,000	6,510,313
(Scripps Hlth.), Ser. A, 5s, 11/15/32	Aa3	1,000,000	1,106,190
(CA-NV Methodist), 5s, 7/1/26	A-	1,745,000	1,808,745
(Adventist Hlth. Syst.), Ser. A, 0.13s, 9/1/25 (Wells Fargo Bank N.A.)	VMIG1	1,600,000	1,600,000

CA Hlth. Fac. Fin. Auth. VRDN (Adventist Hlth. Syst.), Ser. B, 0.13s, 9/1/25 (Wells Fargo Bank N.A.)	VMIG1	7,700,000	7,700,000

CA Hsg. Fin. Agcy. Rev. Bonds
Ser. J, 5 3/4s, 8/1/47	A	2,850,000	2,984,150
(Home Mtge.), Ser. H, FGIC, 5 3/4s, 8/1/30	A	10,000	10,454
(Multi-Fam. Hsg. III), Ser. B, NATL, 5 1/2s, 8/1/39	A3	1,650,000	1,613,568
(Home Mtge.), Ser. L, FNMA Coll., 5.2s, 8/1/28	A	2,525,000	2,557,775
(Home Mtge.), Ser. I, 4 7/8s, 8/1/41	A	4,060,000	3,676,858
(Home Mtge.), Ser. M, 4 3/4s, 8/1/42	A	6,165,000	5,344,254
(Home Mtge.), Ser. K, 4 5/8s, 8/1/26	Baa2	2,500,000	2,352,650
(Home Mtge.), Ser. I, 4.6s, 8/1/21	A	3,310,000	3,297,753

CA Infrastructure & Econ. Dev. Bank Rev. Bonds
(CA Indpt. Syst. Operator), Ser. A, 6 1/4s, 2/1/39	A1	12,000,000	13,042,080
(Oakland Unified School Dist. Fin.), 5s, 8/15/22	A-	4,985,000	5,103,294
(Los Angeles Museum), Ser. B, 0.14s, 9/1/37 (Wells Fargo Bank N.A.)	VMIG1	3,900,000	3,900,000

CA Infrastructure & Econ. Dev. Bank VRDN (Los Angeles Museum), Ser. A, 0.14s, 9/1/37 (Wells Fargo Bank N.A.)	VMIG1	3,200,000	3,200,000

CA Muni. Fin. Auth. COP (Cmnty. Hosp. Central CA)
5 1/4s, 2/1/46	Baa2	11,000,000	11,106,260
5 1/4s, 2/1/37	Baa2	14,650,000	14,935,236

CA Muni. Fin. Auth. Rev. Bonds
(U. of La Verne), Ser. A, 6 1/4s, 6/1/40	Baa2	4,000,000	4,472,440
(Emerson College), 6s, 1/1/42	Baa1	1,000,000	1,159,200
(Biola U.), 5 7/8s, 10/1/34	Baa1	12,470,000	13,465,105
(Biola U.), 5.8s, 10/1/28	Baa1	220,000	241,413
(Eisenhower Med. Ctr.), Ser. A, 5 3/4s, 7/1/40	Baa2	10,500,000	11,263,350
(Emerson College), 5 3/4s, 1/1/33	Baa1	2,000,000	2,306,540
(Loma Linda U.), 5s, 4/1/28	A	2,000,000	2,080,180
(U. Students Coop Assn.), 5s, 4/1/22	BBB-	790,000	814,451

CA Muni. Fin. Auth. Sr. Living Rev. Bonds (Pilgrim Place Claremont), Ser. A, 6 1/8s, 5/15/39	A-	4,000,000	4,345,360

CA Poll. Control Fin. Auth. Rev. Bonds (San Jose Wtr. Co.), 5.1s, 6/1/40	A	4,500,000	4,819,905

CA Poll. Control Fin. Auth. VRDN (Pacific Gas & Electric Corp.)
Ser. F, 0.14s, 11/1/26	A-1+	11,950,000	11,950,000
Class C, 0.17s, 11/1/26	A-1+	13,200,000	13,200,000
Ser. E, 0.14s, 11/1/26	VMIG1	9,400,000	9,400,000

CA Poll. Control Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Management, Inc.), Ser. B, 5s, 7/1/27	BBB	4,500,000	4,816,665

CA Poll. Control Fin. Auth. Solid Waste Disp. 144A Rev. Bonds (Waste Management, Inc.), Ser. A-2, 5.4s, 4/1/25	BBB	7,500,000	8,083,950

CA Poll. Control Fin. Auth. Wtr. Fac. Rev. Bonds (American Wtr. Cap. Corp.), 5 1/4s, 8/1/40	BBB+	4,000,000	4,091,440

CA State G.O. Bonds
6 1/2s, 4/1/33	A1	43,000,000	51,856,280
5 3/4s, 4/1/31	A1	40,620,000	46,586,671
5 1/4s, 4/1/35	A1	11,000,000	12,202,410
5 1/4s, 2/1/29	A1	4,000,000	4,554,640
5s, 11/1/32	A1	3,360,000	3,606,019

CA State Enterprise Auth. Swr. Fac. Rev. Bonds (Anheuser-Busch), 5.3s, 9/1/47	A	2,000,000	2,001,440

CA State Pub. Wks. Board Rev. Bonds
Ser. I-1, 6 1/8s, 11/1/29	A2	3,000,000	3,494,100
(Dept. of Ed. - Riverside Campus), Ser. B, 6 1/8s, 4/1/29	A2	490,000	569,463
(Dept. of Dev. Svcs. - Porterville), Ser. C, 6s, 4/1/27	A2	575,000	677,206
(Dept. of Ed. - Riverside Campus), Ser. B, 6s, 4/1/26	A2	2,625,000	3,114,431
(Trustees CA State U.), Ser. D, 6s, 4/1/26	Aa3	1,365,000	1,639,843
(Riverside Campus), Ser. B, 6s, 4/1/25	A2	1,755,000	2,084,588
(Dept. of Dev. Svcs. - Porterville), Ser. C, 6s, 4/1/24	A2	3,615,000	4,313,418
(Dept. of Ed. - Riverside Campus), Ser. B, 6s, 4/1/24	A2	4,485,000	5,351,501
Ser. G-1, 5 3/4s, 10/1/30	A2	11,500,000	12,922,320
Ser. A-1, 5 1/2s, 3/1/25	A2	2,500,000	2,760,675
(Regents U.), Ser. E, 5s, 4/1/29	Aa2	7,015,000	7,667,886
(Regents U.), Ser. E, 5s, 4/1/28	Aa2	8,290,000	9,103,332

CA State Pub. Wks. Board Lease Rev. Bonds
Ser. A, NATL, 6 1/2s, 9/1/17	A2	24,580,000	27,312,558
(Dept. of Corrections-State Prisons), Ser. A, AMBAC, 5s, 12/1/19	A2	17,250,000	18,937,050

CA State U. Rev. Bonds (Systemwide), Ser. A, 5 3/4s, 11/1/28	Aa2	5,000,000	5,732,750

CA Statewide Cmnty. Dev. Auth. COP (The Internext Group), 5 3/8s, 4/1/30	BBB	15,300,000	15,307,190

CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(American Baptist Homes West), 6 1/4s, 10/1/39	BBB	4,500,000	4,837,725
(Sutter Hlth.), Ser. A, 6s, 8/15/42	Aa3	5,000,000	5,860,450
(Irvine, LLC-UCI East Campus), 6s, 5/15/40	Baa2	11,000,000	11,905,850
(Sutter Hlth.), Ser. B, 5 1/4s, 11/15/48	Aa3	2,000,000	2,125,080
(Huntington Memorial Hosp.), 5s, 7/1/35	A+	11,175,000	11,401,628
(Sr. Living-Presbyterian Homes), Ser. A, 4 7/8s, 11/15/36	BBB-	1,000,000	955,330

CA Statewide Cmnty. Dev. Auth. 144A Rev. Bonds
(Thomas Jefferson School of Law), Ser. A, 7 1/4s, 10/1/38	BB	2,415,000	2,569,873
(American Baptist Homes West), 5 3/4s, 10/1/25	BBB	950,000	1,021,383
(Front Porch Cmntys. & Svcs.), Ser. A, 5 1/8s, 4/1/37	BBB	9,500,000	9,608,680

CA Statewide Cmnty. Dev. Auth. Special Tax Special Tax Bonds
(Cmnty. Fac. Dist. No. 1-Zone 1C), 7 1/4s, 9/1/30	BB/P	2,270,000	2,276,220
(Cmnty. Fac. Dist. No. 1-Zone 1B), zero %, 9/1/20	BB/P	1,110,000	574,092

CA Statewide Cmnty., Dev. Auth. Rev. Bonds
(Sr. Living - Presbyterian Homes), 7 1/4s, 11/15/41	BBB-	6,000,000	6,862,080
(Enloe Med. Ctr.), 6 1/4s, 8/15/33	A-	7,500,000	8,333,550
(Enloe Med. Ctr.), 6 1/4s, 8/15/28	A-	5,000,000	5,647,700
(Catholic Hlth. Care West), Ser. A, 5 1/2s, 7/1/30	A2	9,880,000	10,853,180
(Kaiser Permanente), Ser. B, 5 1/4s, 3/1/45	A+	19,000,000	20,103,900
Ser. C, 5 1/4s, 8/1/31	A+	7,600,000	8,388,803
(Kaiser Permanente), Ser. B, 5s, 3/1/41	A+	1,815,000	1,889,851
(Henry Mayo Newhall Memorial Hosp.), 5s, 10/1/27	A-	3,685,000	3,863,500
(Henry Mayo Newhall Memorial Hosp.), 5s, 10/1/20	A-	1,055,000	1,145,741

CA Statewide Fin. Auth. Tobacco Settlement Rev. Bonds, Class B, 5 5/8s, 5/1/29	Baa3	2,930,000	2,930,381

Carlsbad, Unified School Dist. G.O. Bonds, FGIC, NATL, zero %, 11/1/21	Aa2	2,250,000	1,613,363

Castaic Lake, Wtr. Agcy. COP (Water Syst. Impt.), AMBAC, zero %, 8/1/27	AA	10,000,000	5,151,200

Chino Basin, Desalter Auth. Rev. Bonds, Ser. A, AGO, 5s, 6/1/30	Aa3	3,540,000	3,856,440

Chula Vista, Cmnty. Fac. Dist. Special Tax Rev. Bonds
(No. 06-1 Eastlake Woods Area), 6.2s, 9/1/33	BBB/P	3,750,000	3,793,312
(No. 06-1 Eastlake Woods Area), 6.15s, 9/1/26	BBB/P	2,000,000	2,025,680
(No. 07-1 Otay Ranch Village Eleven), 5 7/8s, 9/1/34	BB+/P	2,320,000	2,349,464
(No. 07-I Otay Ranch Village Eleven), 5.1s, 9/1/26	BB+/P	340,000	344,801

Chula Vista, Indl. Dev. Rev. Bonds (San Diego Gas)
Ser. C, 5 7/8s, 2/15/34	Aa3	2,600,000	3,019,042
Ser. D, 5 7/8s, 1/1/34	Aa3	5,000,000	5,809,200

Coast, Cmnty. College Dist. G.O. Bonds, NATL
zero %, 8/1/22	Aa1	1,280,000	882,163
zero %, 8/1/21	Aa1	4,500,000	3,270,150

Commerce, Redev. Agcy. Rev. Bonds (Project 1), zero %, 8/1/21 (Escrowed to maturity)	AAA/P	58,200,000	35,952,468

Compton, Unified School Dist. G.O. Bonds (Election of 2002), Ser. D, AMBAC
zero %, 6/1/18	Aa3	7,295,000	6,009,329
zero %, 6/1/17	Aa3	7,145,000	6,153,131

Contra Costa, Home Mtge. Fin. Auth. Rev. Bonds, Ser. G, NATL, zero %, 9/1/17 (Escrowed to maturity)	Aaa	21,065,000	15,064,003

Corona, Cmnty. Fac. Dist. Special Tax Bonds (No. 97-2 Eagle Glen), Ser. 97-2, 5 3/4s, 9/1/16	BBB+/P	2,395,000	2,404,245

Delano, COP (Delano Regl. Med. Ctr.), 5.6s, 1/1/26	BBB-	20,200,000	20,209,090

Duarte, COP, Ser. A
5 1/4s, 4/1/31	A1	7,000,000	7,023,030
5 1/4s, 4/1/24	A1	3,000,000	3,009,630

El Camino, Hosp. Dist. Rev. Bonds, Ser. A, AMBAC, 6 1/4s, 8/15/17 (Escrowed to maturity)	AA/F	8,510,000	9,471,205

Folsom Cordova, Unified School Dist. G.O. Bonds (School Fac. Impt. Dist. No. 1), Ser. A, NATL, zero %, 10/1/25	A1	1,505,000	814,687

Foothill-De Anza, Cmnty. College Dist. G.O. Bonds, Ser. C, 5s, 8/1/40	Aaa	6,750,000	7,598,070

Foothill/Eastern Corridor Agcy. Rev. Bonds
(CA Toll Road), 5 3/4s, 1/15/40	Baa3	19,000,000	19,011,020
(CA Toll Roads), NATL, 5 3/8s, 1/15/14	Baa2	5,000,000	5,012,300
(CA Toll Roads), Ser. A, 5s, 1/1/35	Baa3	2,000,000	1,899,020

Golden State Tobacco Securitization Corp. Rev. Bonds
Ser. A-4, 7.8s, 6/1/42 (Prerefunded 6/1/13)	Aaa	6,075,000	6,489,619
Ser. 03 A-1, 6 1/4s, 6/1/33 (Prerefunded 6/1/13)	Aaa	7,070,000	7,450,083
Ser. A-1, 5s, 6/1/33	B3	12,340,000	9,341,257
Ser. A, AGM, 4.55s, 6/1/22	Aa3	4,085,000	4,239,005
Ser. A-1, 4 1/2s, 6/1/27	B	10,675,000	8,807,302
Ser. S-B, zero %, 6/1/47	CCC+	24,000,000	1,380,720
Ser. A, AMBAC, zero %, 6/1/24	A2	15,500,000	8,873,750

Golden West, School Fin. Auth. Rev. Bonds, Ser. A, NATL
zero %, 8/1/20	Baa2	2,000,000	1,432,200
zero %, 2/1/20	Baa2	2,480,000	1,840,135

Huntington Beach, Cmnty. Fac. Dist. Special Tax Bonds (No. 2003-1 Huntington Ctr.)
5.85s, 9/1/33	BB+/P	2,845,000	2,883,749
5.8s, 9/1/23	BB+/P	1,000,000	1,021,620

Imperial Irrigation Elec. Dist. Rev. Bonds
Ser. A, 6 1/4s, 11/1/31	AA-	1,000,000	1,224,520
Ser. A, 5 1/2s, 11/1/41	AA-	9,000,000	10,089,180
5 1/8s, 11/1/38	AA-	7,000,000	7,528,780
Ser. C, 5s, 11/1/41	AA-	7,195,000	7,731,315

Infrastructure & Econ. Dev. Bank Rev. Rev. Bonds (J. David Gladstone Inst.), Ser. A, 5s, 10/1/31	A-	4,000,000	4,116,000

Irvine, Impt. Board Act of 1915 Special Assmt. Bonds
(Assmt. Dist. No. 03-19-Group 2), 5.45s, 9/2/23	BBB/P	935,000	955,224
(Dist. No. 04-20), 5s, 9/2/25	BB-/P	2,000,000	2,058,440
(Dist. No. 04-20), 5s, 9/2/21	BB-/P	1,000,000	1,031,640
(Dist. No. 04-20), 5s, 9/2/20	BB-/P	1,000,000	1,031,900
(Dist. No. 04-20), 5s, 9/2/19	BB-/P	1,000,000	1,032,220
(Dist. No. 04-20), 4 7/8s, 9/2/18	BB-/P	1,000,000	1,032,270

Irvine, Impt. Board Act of 1915 Ltd. Oblig. Special Assmt. Bonds (No. 03-19 Group 4), 5s, 9/2/29	BB/P	665,000	666,935

Las Virgenes, Unified School Dist. G.O. Bonds
Ser. A, AGM, 5s, 8/1/28	Aa2	5,245,000	5,588,233
AGM, zero %, 11/1/23	Aa2	1,395,000	850,364

Long Beach, Bond Fin. Auth. Rev. Bonds
(Natural Gas), Ser. A, 5 1/2s, 11/15/28	A-	5,000,000	5,470,750
(Aquarium of the Pacific), 5s, 11/1/30	A1	1,000,000	1,113,340
(Aquarium of the Pacific), 5s, 11/1/29	A1	1,250,000	1,399,038

Los Angeles Cnty., School Dist. COP (Headquarters Bldg.), Ser. B
5s, 10/1/31	A1	1,125,000	1,216,721
5s, 10/1/30	A1	1,250,000	1,358,475

Los Angeles, Cmnty. College Dist. G.O. Bonds (Election of 2008), Ser. A, 6s, 8/1/33	Aa1	10,000,000	12,089,900

Los Angeles, Cmnty. Redev. Agcy. Fin. Auth. Rev. Bonds (Bunker Hill), Ser. A, AGM, 5s, 12/1/27	Aa3	16,000,000	16,954,880

Los Angeles, Dept. Arpt. Rev. Bonds (Los Angeles Intl. Arpt.)
Ser. A, 5s, 5/15/40	AA	5,000,000	5,478,950
Ser. D, 5s, 5/15/40	AA	11,500,000	12,601,585

Los Angeles, Dept. of Wtr. & Pwr. Rev. Bonds, Ser. A, 5s, 7/1/37	Aa2	2,000,000	2,247,460

Los Angeles, Harbor Dept. Rev. Bonds, U.S. Govt. Coll., 7.6s, 10/1/18 (Escrowed to maturity)	AA+	14,970,000	17,997,683

Los Angeles, Unified School Dist. G.O. Bonds
Ser. D, 5s, 1/1/34	Aa2	3,865,000	4,284,816
Ser. F, 5s, 7/1/29	Aa2	2,000,000	2,242,460

Los Angeles, Wastewater Syst. Rev. Bonds, Ser. B, 5s, 6/1/30	AA	12,310,000	14,166,717

M-S-R Energy Auth. Rev. Bonds, Ser. A, 6 1/2s, 11/1/39	A-	5,000,000	6,101,850

Metro. Wtr. Dist. Rev. Bonds (Southern CA Wtr. Wks.), 5 3/4s, 8/10/18	AAA	20,000,000	23,862,200

Murrieta Valley, Unified School Dist. G.O. Bonds, AGM, zero %, 9/1/31	Aa3	6,445,000	2,392,835

Napa Valley, Cmnty. College Dist. G.O. Bonds (Election of 2002), Ser. C, NATL
zero %, 8/1/22	Aa2	5,000	3,235
zero %, 8/1/21	Aa2	8,575,000	5,878,420

North Natomas, Cmnty. Fac. Special Tax Bonds
Ser. B, 6 3/8s, 9/1/31	BBB-/P	6,150,000	6,161,316
(Dist. No. 4), Ser. D, 5s, 9/1/33	BBB-/P	3,770,000	3,735,731
Ser. D, 5s, 9/1/26	BBB-/P	1,710,000	1,724,552

Northern CA Pwr. Agcy. Rev. Bonds (Hydroelec. Project No. 1), Ser. A
5s, 7/1/32	A+	700,000	784,105
5s, 7/1/30	A+	1,000,000	1,132,740

Oakland, Joint Powers Fin. Auth. VRDN (Fruitvale Transit Village), Ser. B, 0.32s, 7/1/33	VMIG2	1,275,000	1,275,000

Oakland, Swr. Rev. Bonds, Ser. A, AGM, 5s, 6/15/26	Aa3	3,690,000	3,831,881

Oakland, Unified School Dist. Alameda Cnty., G.O. Bonds (Election of 2006), Ser. A, 6 1/8s, 8/1/29	BBB/P	4,000,000	4,466,760

Orange Cnty., Cmnty. Fac. Dist. Special Tax Rev. Bonds
(Ladera Ranch - No. 03-1), Ser. A, 5 5/8s, 8/15/34	BBB-/P	2,750,000	2,777,060
(Ladera Ranch No. 02-1), Ser. A, 5.55s, 8/15/33	BBB-/P	3,725,000	3,728,278
(Ladera Ranch - No. 03-1), Ser. A, 5 1/2s, 8/15/23	BBB-/P	1,000,000	1,011,230

Palomar Pomerado, Hlth. G.O. Bonds (Election of 2004), Ser. A, AGO
zero %, 8/1/27	Aa3	3,395,000	1,695,531
zero %, 8/1/26	Aa3	5,000,000	2,640,100
zero %, 8/1/24	Aa3	5,130,000	3,124,375

Pico Rivera, Pub. Fin. Auth. Lease Rev. Bonds
5 3/4s, 9/1/39	A+	6,000,000	6,584,820
5 1/2s, 9/1/31	A+	1,000,000	1,099,010

Placentia, Redev. Auth. Tax Alloc. Bonds, Ser. B, 5 3/4s, 8/1/32	BBB+	3,000,000	3,013,440

Poway, Unified School Dist. G.O. Bonds
(Cap. Appn. School Fac. Impt.), zero %, 8/1/46	Aa2	10,000,000	1,622,200
(Election of 2008), zero %, 8/1/29	Aa2	11,350,000	5,050,183

Rancho Cordova, Cmnty. Fac. Dist. Special Tax Bonds (No. 2003-1 Sunridge Anatolia), 6.1s, 9/1/37	BB+/P	1,485,000	1,491,801

Rancho Mirage, Joint Powers Fin. Auth. Rev. Bonds (Eisenhower Med. Ctr.), Ser. A, 5s, 7/1/47	Baa2	6,000,000	6,036,780

Redding, Elec. Syst. COP, NATL, 6.368s, 7/1/22 (Escrowed to maturity)	Baa2	17,350,000	21,488,322

Redwood City, Redev. Agcy., Tax Alloc. Bonds (Redev. Area 2-A), AMBAC, zero %, 7/15/22	A-	3,230,000	1,978,117

Richmond, JT Pwrs. Fin. Auth. Rev. Bonds (Lease Civic Ctr.), AGO, 5 3/4s, 8/1/29	Aa3	2,000,000	2,243,760

Rio Linda, Unified School Dist. G.O. Bonds (Election of 2006), AGM, 5s, 8/1/31	Aa3	6,000,000	6,388,980

Ripon, Redev. Agcy. Tax Alloc. Bonds (Cmnty. Redev.), NATL, 4 3/4s, 11/1/36	Baa2	1,460,000	1,297,896

Riverside Cnty., Pub. Fin. Auth. COP, 5.8s, 5/15/29	B/P	4,250,000	2,269,670

Rohnert Pk., Cmnty. Dev. Agcy. Tax Alloc. Bonds (Rohnert Redev.), NATL, zero %, 8/1/25	A-	1,340,000	698,180

Sacramento City Fin. Auth. Tax Alloc. Bonds, Ser. A, FGIC, NATL, zero %, 12/1/23	A-	15,815,000	9,034,319

Sacramento Cnty., Arpt. Syst. Rev. Bonds
5s, 7/1/40	A2	2,650,000	2,869,235
Ser. A, AGM, 5s, 7/1/28	Aa3	1,500,000	1,646,940
Ser. A, AGM, 5s, 7/1/26	Aa3	5,000,000	5,489,800
Ser. A, AGM, 5s, 7/1/25	Aa3	3,990,000	4,401,449

Sacramento, Special Tax Rev. Bonds (North Natomas Cmnty. Fac.)
Ser. 01-03, 6s, 9/1/28	BBB/P	1,455,000	1,457,517
5.7s, 9/1/23	BBB-/P	4,795,000	4,820,366

Sacramento, City Fin. Auth. Tax Alloc. Bonds
Ser. A, FGIC, NATL, zero %, 12/1/22	A-	7,500,000	4,587,675
(Cap. Appn.), Ser. A, FGIC, NATL, zero %, 12/1/19	A-	5,000,000	3,677,950

Sacramento, Muni. Util. Dist. Rev. Bonds
Ser. Y, 5s, 8/15/32	A1	1,500,000	1,694,250
Ser. Y, 5s, 8/15/31	A1	500,000	567,490
Ser. X, 5s, 8/15/28	A1	1,650,000	1,891,494

Sacramento, Muni. Util. Dist. Elec. Rev. Bonds, Ser. K, AMBAC, 5 1/4s, 7/1/24	A1	11,500,000	14,069,905

Sacramento, Muni. Util. Dist. Fin. Auth. Rev. Bonds (Cosumnes), NATL, 5s, 7/1/19	A3	1,070,000	1,179,504

San Bernardino, Cmnty. College Dist. G.O. Bonds (Election of 2002), Ser. A, 6 1/4s, 8/1/33	Aa2	1,000,000	1,187,710

San Diego, Pub. Fac. Fin. Auth. Rev. Bonds, Ser. A
5 1/4s, 3/1/40	A+	1,000,000	1,054,860
5 1/4s, 9/1/35	A+	1,500,000	1,594,950
5 1/4s, 3/1/25	A+	6,065,000	6,698,853
5s, 9/1/26	A+	6,265,000	6,769,458

San Diego, Pub. Fac. Fin. Auth. Tax Alloc. Bonds (Southcrest), Ser. B, Radian Insd., 5 1/8s, 10/1/22	Ba1	1,000,000	1,006,990

San Diego, Pub. Fac. Fin. Auth. Swr. Rev. Bonds, Ser. A
5 1/4s, 5/15/29	Aa3	1,245,000	1,452,156
5 1/8s, 5/15/29	Aa3	7,885,000	9,027,221

San Diego, Redev. Agcy. Tax Alloc. Bonds (Centre City), Ser. A, SGI, 5s, 9/1/22	A	4,665,000	4,775,700

San Diego, Unified School Dist. G.O. Bonds
Ser. C, zero %, 7/1/46	Aa2	10,000,000	1,613,300
(Election of 2008), Ser. C, zero %, 7/1/44	Aa2	15,000,000	2,702,550

San Francisco City & Cnty. Arpt. Comm. Intl. Arpt. Rev. Bonds, 5s, 5/1/29	A1	1,800,000	2,062,980

San Francisco, City & Cnty. Arpt. Comm. Rev. Bonds (Intl. Arpt.)
Ser. 34D, AGO, 5 1/4s, 5/1/25	Aa3	2,250,000	2,533,860
Ser. F, 5s, 5/1/40	A1	4,750,000	5,079,270
Ser. G, 5s, 5/1/40	A1	4,400,000	4,705,008

San Francisco, City & Cnty. Redev. Fin. Auth. Tax Alloc. Bonds
(Mission Bay North Redev.), Ser. C, 6 3/4s, 8/1/41	A-	1,000,000	1,125,950
(Mission Bay South), Ser. D, 6 5/8s, 8/1/39	BBB	1,250,000	1,354,988

San Joaquin Cnty. Trans. Auth. Rev. Bonds, Ser. A, 5 1/2s, 3/1/41	AA	7,000,000	8,082,550

San Joaquin Hills, Trans. Corridor Agcy. Rev. Bonds (Toll Road), Ser. A, 5s, 1/1/33	BB-	34,125,000	32,730,994

San Jose, Redev. Agcy. Tax Alloc. Bonds (Merged Area Redev.), Ser. B, Radian Insd., 5s, 8/1/32	BBB	3,935,000	3,512,893

San Juan, Basin Auth. Rev. Bonds (Ground Wtr. Recvy.), AMBAC, 5s, 12/1/34	A/P	1,000,000	1,002,230

San Mateo Cnty., Cmnty. College G.O. Bonds (Election of 2005)
Ser. B, NATL, zero %, 9/1/27	Aaa	10,545,000	5,452,292
Ser. A, NATL, zero %, 9/1/26	Aaa	4,000,000	2,184,280

Santa Barbara Cnty., Waterfront COP, AMBAC, 5s, 10/1/27	A3	4,590,000	4,643,565

Santa Clara, Elec. Rev. Rev. Bonds, Ser. A
6s, 7/1/31	A+	2,500,000	2,948,850
5 1/4s, 7/1/32	A+	4,000,000	4,470,440

Santaluz, Cmnty. Facs. Dist. No. 2 Special Tax Rev. Bonds
(Impt. Area No. 3), Ser. B, 6.2s, 9/1/30	BBB/P	495,000	496,139
(Impt. Area No. 3), Ser. B, 6.1s, 9/1/21	BBB/P	500,000	501,670
(Impt. Area No. 1), Ser. A, 5 1/4s, 9/1/27 (Prerefunded 9/1/12)	BBB+	3,315,000	3,590,211
(Impt. Area No. 1), Ser. A, 5 1/4s, 9/1/26 (Prerefunded 9/1/12)	BBB+	1,500,000	1,636,470
(Impt. Area No. 1), Ser. A, 5.1s, 9/1/30 (Prerefunded 9/1/12)	BBB+	500,000	526,115

Saugus, Unified School Dist. G.O. Bonds, FGIC, NATL, zero %, 8/1/24	Aa2	1,210,000	749,244

Semitropic, Impt. Dist. Wtr. Storage Rev. Bonds, Ser. A, SGI, 5 1/8s, 12/1/35	AA	3,000,000	3,147,510

Sierra View, Hlth. Care Dist. Rev. Bonds
5 1/4s, 7/1/37	A/F	4,500,000	4,596,885
5 1/4s, 7/1/32	A/F	1,000,000	1,029,580

Solano, Cmnty. College Dist. G.O. Bonds (Election of 2002), Ser. B, FGIC, NATL, zero %, 8/1/25	Aa3	9,020,000	4,845,995

Southern CA Pub. Pwr. Auth. Rev. Bonds
(Natural Gas No. 1), Ser. A, 5 1/4s, 11/1/24	Baa1	2,850,000	3,103,850
(Natural Gas), Ser. A, 5 1/4s, 11/1/21	Baa1	1,500,000	1,640,955
Ser. A, 5s, 7/1/40	AA-	6,860,000	7,506,692

Sunnyvale, Cmnty. Fac. Dist. Special Tax Rev. Bonds, 7.65s, 8/1/21	B+/P	4,535,000	4,540,805

Sweetwater, High School COP, AGM, 5s, 9/1/27	Aa3	7,840,000	7,987,000

Thousand Oaks, Cmnty. Fac. Dist. Special Tax Special Tax Bonds (Marketplace 94-1)
6 7/8s, 9/1/24	B-/P	5,000,000	5,014,900
zero %, 9/1/14	B-/P	1,240,000	1,072,141

Tobacco Securitization Auth. of Southern CA Rev. Bonds
Class A1-SNR, 5 1/8s, 6/1/46	B+	5,000,000	3,764,700
Ser. A1-SNR, 5s, 6/1/37	BB+	2,000,000	1,564,620

Tracy, Operational Partnership, Joint Powers Auth. Lease Rev. Bonds, AGO
6 3/8s, 10/1/38	AA-	2,200,000	2,509,254
6 1/4s, 10/1/33	AA-	3,000,000	3,427,890

Tuolumne Wind Project Auth. Rev. Bonds (Tuolumne Co.), Ser. A
5 7/8s, 1/1/29	A+	6,000,000	7,056,660
5 5/8s, 1/1/29	A+	1,000,000	1,158,200

Turlock, Irrigation Dist. Rev. Bonds, Ser. A, 5s, 1/1/40	A+	15,640,000	16,768,895

U. of CA Rev. Bonds, Ser. O, 5 1/4s, 5/15/39	Aa1	10,000,000	11,253,500

Ventura Cnty., COP (Pub. Fin. Auth. III)
5 3/4s, 8/15/29	AA	1,500,000	1,722,990
5 3/4s, 8/15/28	AA	1,745,000	2,015,143

Vernon, Elec. Syst. Rev. Bonds, Ser. A, 5 1/8s, 8/1/21	A-	4,000,000	4,438,360

West Kern, Cmnty. Coll. Dist. G.O. Bonds (Election of 2004), Ser. B, SGI, zero %, 11/1/24	A1	2,395,000	1,362,611

Yucaipa Special Tax Bonds (Cmnty. Fac. Dist. No. 98-1 Chapman Heights), 5 3/8s, 9/1/30	BBB+	750,000	790,695

			1,552,985,597
Guam (0.2%)

Territory of GU, Bus. Privilege Tax Rev. Bonds, Ser. A, 5s, 1/1/31	A	1,000,000	1,085,720

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5 5/8s, 7/1/40	Ba2	2,450,000	2,479,033

			3,564,753
Puerto Rico (5.8%)

Children's Trust Fund Tobacco Settlement Rev. Bonds (Asset Backed Bonds), 5 5/8s, 5/15/43	Baa3	4,000,000	4,000,320

Cmnwlth. of PR, G.O. Bonds
Ser. C, 6 1/2s, 7/1/40	Baa1	5,000,000	5,716,700
Ser. C, 6s, 7/1/39	Baa1	3,770,000	4,063,721
Ser. A, 5 1/4s, 7/1/34	Baa1	2,750,000	2,815,313

Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds, Ser. A
6s, 7/1/44	Baa2	14,000,000	14,709,380
6s, 7/1/38	Baa2	5,850,000	6,158,763

Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds, Ser. A, 5s, 7/1/29	Baa1	3,500,000	3,648,120

Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, Ser. AA, 5s, 7/1/28	A3	1,200,000	1,210,476

Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control Facs. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Ba1	14,800,000	14,805,180

Cmnwlth. of PR, Infrastructure Fin. Auth. Rev. Bonds, Ser. B, 5s, 7/1/31	Baa1	5,000,000	5,106,800

Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt. Fac.), Ser. P, Cmnwlth. of PR Gtd., 6 1/8s, 7/1/23	Baa1	5,500,000	6,384,510

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds
Ser. A, 6s, 8/1/42	A1	19,500,000	21,741,330
Ser. C, 5 1/4s, 8/1/41	A1	6,250,000	6,581,437

			96,942,050
Virgin Islands (0.1%)

VI Pub. Fin. Auth. Rev. Bonds, Ser. A, 5s, 10/1/25	Baa2	2,000,000	2,172,720

			2,172,720
TOTAL INVESTMENTS

Total investments (cost $1,503,746,277)(b)			$1,655,665,120

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2011 through June 30, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $1,668,215,694.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period, if higher than the rating of the direct issuer of the bond, and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $1,504,746,134, resulting in gross unrealized appreciation and depreciation of $153,888,647 and $2,969,661, respectively, or net unrealized appreciation of $150,918,986.
(T)	Underlying security in a tender option bond transaction. The security has been segregated as collateral for financing transactions.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Healthcare	17.3%
	State Government	17.2
	Utilities	16.3
	Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At the close of the reporting period, the fund’s investments with a value of $15,007,834 were held by the TOB trust and served as collateral for $6,833,622 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $7,921 for these investments based on an average interest rate of 0.22%.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$1,655,665,120	$—

Totals by level	$—	$1,655,665,120	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam California Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: August 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: August 28, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: August 28, 2012